Property and Equipment, Net (Details) - Schedule of property and equipment - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Cost:
Total cost	¥ 196,642,742	¥ 191,315,464
Less: Accumulated depreciation	(31,583,879)	(27,348,427)
Property and equipment, net	165,058,863	163,967,037
Buildings [Member]
Cost:
Total cost	184,813,833	184,813,833
Electronic devices and other general equipment [Member]
Cost:
Total cost	5,491,675	5,153,850
Leasehold Improvements [Member]
Cost:
Total cost	¥ 6,337,234	¥ 1,347,781